Net loss attributable to WISeKey International Holding Ltd and transfers to/from the noncontrolling interest - At The Market Offering (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	May 19, 2025
Sale of stock
Proceeds from issuance of Common Stock	$ 429,266,000	$ 60,000,000
At the market offering | SEALSQ Corp
Sale of stock
ATM (in shares)	15,450,000
Proceeds from issuance of Common Stock	$ 71,066,307
Proceeds, net of stock issuance costs	68,591,229
Number of shares value available for issuance	$ 28,900,000
At the market offering | SEALSQ Corp | Maximum
Sale of stock
Value of shares agreed to sell and issue			$ 100,000,000